Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue:
Total revenue	$ 1,673,685	$ 2,287,471
Cost of sales:	1,003,716	1,456,576
Total cost of sales	1,003,716	1,456,576
Gross profit	669,969	830,895
Operating expenses:
Amortization of operating lease right-of-use assets (Note 12)	9,404	7,403
Depreciation and amortization (Notes 4 & 5)	139,287	140,371
Director’s fees (Note 13)	2,000	1,000
General and administrative	191,469	215,894
Salaries, wages, consultants and benefits (Note 13)	166,382	278,199
Selling and marketing (Note 13)	327,522	180,014
Stock awareness program	56,917	51,331
Stock-based compensation (Note 9 & 13)	111,974	159,998
Content and software development (Note 7 & 13)	744,333	516,639
Total operating expenses	1,749,288	1,550,849
Loss before other income (expense) and income taxes	(1,079,319)	(719,954)
Other income (expense):
Foreign exchange gain (loss)	12,651	(27,432)
Gain on derivative liability – warrants (Note 2e)	51	16,344
Interest and other income	5
Loss before income taxes	(1,066,612)	(731,042)
Income tax expense
Loss after tax	(1,066,612)	(731,042)
Other comprehensive income (loss)
Comprehensive loss	$ (1,066,612)	$ (731,042)
Basic and diluted loss per common share	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic	131,307,560	131,424,989
Weighted average common shares outstanding, diluted	131,307,560	131,424,989
Advertising [Member]
Revenue:
Total revenue	$ 1,538,046	$ 2,154,854
Programmatic [Member]
Revenue:
Total revenue	68,070	26,954
Content [Member]
Revenue:
Total revenue	$ 67,569	$ 105,663